As filed with the Securities and Exchange Commission on November 18, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 1635
New York, NY 10169
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
230 Park Avenue, Suite 1635
New York, NY 10169
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Wall Street Fund
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace - 0.9%
Lockheed Martin Corp.	2,500	$152,600
Banks - 1.5%
HSBC Holdings PLC - ADR	1,500	121,845
US Bancorp	5,000	140,400
		262,245
Biotechnology - 7.0%
Amgen, Inc. (a)	2,500	199,175
Celgene Corp. (a)	3,000	162,960
Genentech, Inc. (a)	2,000	168,420
Genzyme Corp. (a)	4,000	286,560
Gilead Sciences, Inc. (a)	4,000	195,040
Telik, Inc. (a)	5,000	81,800
Vertex Pharmaceuticals, Inc. (a)	5,000	111,750
		1,205,705
Building & Construction - 2.3%
Eagle Materials, Inc.	1,000	121,370
Louisiana-Pacific Corp.	5,000	138,450
USG Corp. (a)	1,000	68,720
Weyerhaeuser Co.	1,000	68,750
		397,290
Chemicals - 1.6%
Agrium, Inc.	3,000	65,910
The Dow Chemical Co.	3,000	125,010
Lyondell Chemical Co.	3,000	85,860
		276,780
Diversified Manufacturing - 1.0%
ITT Industries, Inc.	1,500	170,400
Drugs - 1.3%
Forest Laboratories, Inc. (a)	2,500	97,425
Pfizer, Inc.	5,000	124,850
		222,275
Energy - 8.5%
Apache Corp.	3,000	225,660
Arch Coal, Inc.	2,000	135,000
Canadian Superior Energy, Inc. (a)	65,000	162,500
ChevronTexaco Corp.	2,000	129,460
Devon Energy Corp.	3,000	205,920
Peabody Energy Corp.	3,000	253,050
Stone Energy Corp. (a)	1,000	61,040
Valero Energy Corp.	2,500	282,650
		1,455,280
Financial Services - 1.9%
CIT Group, Inc.	3,000	135,540
The Goldman Sachs Group, Inc.	1,500	182,370
		317,910
Food Service - 1.5%
Darden Restaurants, Inc.	4,000	121,480
McDonald's Corp.	4,000	133,960
		255,440
Foods - 0.6%
Archer-Daniels-Midland Co.	4,000	98,640
Health Care - 5.4%
Apria Healthcare Group, Inc. (a)	3,000	95,730
Community Health Systems, Inc. (a)	3,000	116,430
Cutera, Inc. (a)	5,000	129,700
HCA, Inc.	2,500	119,800
Humana, Inc. (a)	3,500	167,580
Johnson & Johnson	2,000	126,560
Manor Care, Inc.	2,000	76,820
Quest Diagnostics	2,000	101,080
		933,700
Instrumentation - 1.1%
Applied Materials, Inc.	5,000	84,800
Kopin Corp. (a)	15,000	104,250
		189,050
Insurance - 3.7%
Aetna, Inc.	2,000	172,280
Cigna Corp.	1,500	176,790
Loews Corp.	2,000	184,820
WR Berkley Corp.	2,500	98,700
		632,590
Machinery - 1.9%
Caterpillar, Inc.	4,000	235,000
Ingersoll-Rand Co.	2,400	91,752
		326,752
Medical Technology - 1.8%
Advanced Neuromodulation Systems, Inc. (a)	4,000	189,840
Alcon, Inc. (a)	1,000	127,880
		317,720
Metals & Mining - 6.4%
Barrick Gold Corp.	3,500	101,675
BHP Billiton Ltd. - ADR	6,000	205,080
Cleveland-Cliffs, Inc.	1,500	130,665
Commercial Metals Co.	3,000	101,220
Nucor Corp.	4,000	235,960
Phelps Dodge Corp.	1,500	194,895
POSCO - ADR	2,500	141,400
		1,110,895
Office Equipment - 4.2%
Dell, Inc. (a)	8,000	273,600
EMC Corp. (a)	10,000	129,400
Komag, Inc. (a)	3,000	95,880
Network Appliance, Inc. (a)	3,000	71,220
Seagate Technology	10,000	158,500
		728,600
Publishing & Broadcast - 1.0%
XM Satellite Radio Holdings, Inc. - Class A (a)	5,000	179,550
Railroads - 0.5%
Trinity Industries, Inc.	2,000	80,980
Retail - 2.1%
Nordstrom, Inc.	6,000	205,920
Target Corp.	3,000	155,790
		361,710
Semiconductors - 5.7%
Freescale Semiconductor, Inc. (a)	6,000	140,460
Intel Corp.	6,000	147,900
Marvell Technology Group Ltd. (a)	3,000	138,330
MEMC Electronic Materials, Inc. (a)	7,000	159,530
Nvidia Corp. (a)	4,000	137,120
RF Micro Devices, Inc. (a)	5,000	28,250
Texas Instruments, Inc.	6,000	203,400
Vitesse Semiconductor Corp. (a)	10,000	18,800
		973,790
Services - 9.6%
Amazon.Com, Inc. (a)	2,500	113,250
Duratek, Inc. (a)	4,000	73,120
eBay, Inc. (a)	4,000	164,800
GATX Corp.	4,000	158,200
Google, Inc. (a)	1,000	316,460
GTECH Holdings Corp.	5,000	160,300
Private Business, Inc. (a)	50,000	68,000
Trizetto Group (a)	10,000	141,200
WebEx Communications, Inc. (a)	5,000	122,550
Yahoo!, Inc. (a)	10,000	338,400
		1,656,280
Soaps & Toiletries - 1.0%
Procter & Gamble Co.	3,000	178,380
Software - 7.5%
Adobe Systems, Inc.	6,500	194,025
Autodesk, Inc.	3,500	162,540
Blackboard, Inc. (a)	5,000	125,050
Cognos, Inc. (a)	3,000	116,790
Internet Security Systems (a)	2,000	48,020
Microsoft Corp.	3,000	77,190
Openwave Systems, Inc. (a)	10,000	179,800
Oracle Corp. (a)	8,000	99,120
SPSS, Inc. (a)	5,000	120,000
VeriSign, Inc. (a)	8,000	170,960
		1,293,495
Specialty Retail - 5.9%
Abercrombie & Fitch Co. - Class A	1,500	74,775
Bed Bath & Beyond, Inc. (a)	3,500	140,630
Coach, Inc. (a)	4,000	125,440
Home Depot, Inc.	7,000	266,980
Tiffany & Co.	6,000	238,620
VF Corp.	3,000	173,910
		1,020,355
Telecommunications - 7.1%
America Movil SA de CV - ADR	15,000	394,800
EFJ, Inc. (a)	7,000	72,030
Juniper Networks, Inc. (a)	10,000	237,900
Lucent Technologies, Inc. (a)	25,000	81,250
Motorola, Inc.	7,000	154,630
QUALCOMM, Inc.	5,000	223,750
Sprint Nextel Corp.	2,535	60,282
		1,224,642
Transportation - 3.8%
Alaska Air Group, Inc. (a)	2,000	58,120
Burlington Northern Santa Fe Corp.	2,500	149,500
Cummins, Inc.	1,500	131,985
Landstar System, Inc.	1,000	40,030
Overseas Shipholding Group	3,000	174,990
Skywest, Inc.	4,000	107,280
		661,905
Utilities - 1.3%
Vimpel-Communications - ADR (a)	5,000	222,200
TOTAL COMMON STOCKS (Cost $13,228,943)		16,907,159

CONVERTIBLE BONDS - 0.8%
Aerospace - 0.8%
Spacehab, Inc.
8.000%, 10/15/2007	150,000	131,063
TOTAL CONVERTIBLE BONDS (Cost $121,738)		131,063

CORPORATE BONDS - 0.8%
Diversified Financial Services - 0.8%
General Electric Capital Corp.
5.000%, 12/18/2018	150,000	144,713
TOTAL CORPORATE BONDS (Cost $150,000)		144,713

SHORT-TERM INVESTMENTS - 0.5%
First American Government Obligations Fund, 3.050%	93,333	93,333
TOTAL SHORT-TERM INVESTMENTS (Cost $93,333)		93,333

Total Investments (Cost $13,594,014) - 100.2%		17,276,268
Liabilities in Excess of Other Assets - (0.2)%		(36,193)
TOTAL NET ASSETS - 100.0%		$17,240,075

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wall Street Fund, Inc.

By (Signature and Title) /s/Robert P. Morse
Robert P. Morse, President

Date November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Robert P. Morse
Robert P. Morse, President

Date November 17, 2005

By (Signature and Title)* /s/Jian H. Wang
Jian H. Wang, Treasurer

Date November 17, 2005

* Print the name and title of each signing officer under his or her signature.